Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at beginning	$ 382	$ 414
Additions	382	182
Depreciation charges	(227)	(251)
Foreign currency exchange difference	(36)	37
Balance at Ending	$ 501	$ 382